CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Noncontrolling Interest	Total
Stockholders Equity, Beginning balance at Mar. 31, 2016	$ 4,733	$ 18,878,818	$ (20,779,862)	$ (78,603)	$ (1,974,914)
Shares, Outstanding Beginning balance at Mar. 31, 2016	47,335,147
Issuance of stock for debt conversion, value	$ 1,576	3,688,319			3,689,895
Issuance of stock for debt conversion, shares	15,760,165
Exercise of warrants for stock, value	$ 2,561	5,118,673			5,121,234
Exercise of warrants for stock, shares	25,606,171
Issuance of stock for services, value	$ 92	464,396			464,488
Issuance of stock for services, shares	916,300
Issuance of common stock to settle payables, value	$ 199	640,763			640,962
Issuance of common stock to settle payables, shares	1,991,943
Share based compensation expense		1,574,145			1,574,145
Issuance of warrants		1,824,973			1,824,973
Issuance of stock for cash, value	$ 2,987	4,623,084			4,626,071
Issuance of stock for cash, shares	29,872,500
Beneficial conversion feature on notes payable		1,315,500			1,315,500
Contributions from non-controlling interest				329,296	329,296
Induced Dividend from warrant exercises		4,565,353	(4,565,353)
Stock issued to settle legal obligations, value	160	410,840			411,000
Stock issued to settle legal obligations, shares	1,600,000
Stock issued for modification of notes payable, value	100	359,900			360,000
Stock issued for modification of notes payable, shares	1,000,000
Stock issued to employees, value	$ 27	85,853			85,880
Stock issued to employees, shares	266,345
Compensation Warrants, value	$ 6	19,247			19,253
Compensation Warrants, shares	58,247
Net Loss			(9,909,830)		(9,909,830)
Loss attributable to non-controlling interest				(173,272)	(173,273)
Stockholders Equity, Ending balance at Mar. 31, 2017	$ 12,441	43,569,864	(35,255,045)	77,421	8,404,681
Shares, Outstanding, Ending Balance at Mar. 31, 2017	124,406,818
Issuance of stock for debt conversion, value	$ 1,523	3,804,711			3,806,234
Issuance of stock for debt conversion, shares	15,231,828
Exercise of warrants for stock, value	$ 417	3,783			4,200
Exercise of warrants for stock, shares	4,168,940
Issuance of stock for services, value	$ 192	667,386			667,578
Issuance of stock for services, shares	1,928,845
Share based compensation expense		1,821,294			1,821,294
Issuance of stock for cash, value	$ 1,800	7,198,200			7,200,000
Issuance of stock for cash, shares	18,000,000
Beneficial conversion feature on notes payable		8,120,988			8,120,988
Contributions from non-controlling interest				3,120,000	3,120,000
Deconsolidation of GB Sciences Puerto Rico, LLC				(129,396)	(129,396)
Stock issued to settle Pacific Leaf royalty agreement, value	$ 160	1,039,840			1,040,000
Stock issued to settle Pacific Leaf royalty agreement, share	1,600,000
Stock issued to employees, value	$ 20	33,466			33,486
Stock issued to employees, shares	195,140
Compensation Warrants, value	$ 309	4,701,572			4,701,881
Compensation Warrants, shares	3,085,284
Net Loss			(22,974,190)		(22,974,190)
Loss attributable to non-controlling interest				(185,035)	(185,035)
Stockholders Equity, Ending balance at Mar. 31, 2018	$ 16,862	$ 70,961,104	$ (58,229,235)	$ 2,882,990	15,631,721
Shares, Outstanding, Ending Balance at Mar. 31, 2018	168,616,855
Issuance of stock for services, value					$ 700,000
Issuance of stock for services, shares					1,543,844
Issuance of stock for cash, shares	53,143,382
Net Loss					$ (14,906,989)
Loss attributable to non-controlling interest					(475,559)
Stockholders Equity, Ending balance at Sep. 30, 2018					$ 22,007,052